Plan of arrangement and discontinued operations (Details Textual) - USD ($)	3 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	May 09, 2017	Mar. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents, at Carrying Value	$ 6,639,000	$ 7,068,000		$ 17,550,000	$ 13,391,000
Common Stock Shares Exchanged			77,805,786
Net Assets Transferred Value	$ 44,200,000
Mason Resources Corp [Member]
Cash and Cash Equivalents, at Carrying Value			$ 8,843,232
Common Stock Shares Exchanged			77,804,786
Share Price			$ 0.45